Retirement and pension plans (Change in projected benefit obligation, plan assets, and funded status of plan) (Details) (Defined benefit plans, USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014
Defined benefit plans
Change in benefit obligation:
Projected benefit obligation, beginning of period	$ 20,885
Service cost	295	295
Interest cost	145	145
Actuarial losses	1
Benefit payments	(24)
Settlements	(4,809)
Projected benefit obligation, end of period	16,493	16,493
Change in plan assets:
Fair value of plan assets, beginning of period	0
Employer contributions	6,495
Benefit payments	(24)
Settlements	(6,471)
Fair value of plan assets, end of period	0	0
Funded status, end of period	(16,493)	(16,493)
Amounts recognized in the balance sheet:
Current liabilities	(559)	(559)
Noncurrent liabilities	(15,934)	(15,934)
Net amount recognized	(16,493)	(16,493)
Amounts recognized in accumulated other comprehensive (loss) income consist of:
Net loss	4,505	4,505
Prior service credit	(4)	(4)
Net amount recognized	4,501	4,501
Summary of projected benefit obligation, accumulated benefit obligation and fair value of plan assets:
Projected benefit obligation	16,493	16,493
Accumulated benefit obligation	11,971	11,971
Fair value of plan assets	$ 0	$ 0